Offerings	Jul. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	4,600,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 4,600,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 635.26
Offering Note	This table updates the Maximum Offering Price Per Unit from $5.00 to $6.00 and reflects the incremental $1.00. Includes shares subject to the underwriters' option to purchase additional shares, if any. See "Underwriting."
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 6,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 828.60
Offering Note	This table updates the Maximum Offering Price Per Unit from $5.00 to $6.00 and reflects the incremental $1.00.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	100,000
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 600,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82.86
Offering Note	Reflects the resale by the resale shareholder set forth herein of an additional 100,000 ordinary shares.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	4,600,000
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 23,000,000.00
Amount of Registration Fee	$ 3,176.30
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 30,000,000.00
Amount of Registration Fee	$ 4,143.00